Noncontrolling interests (Details) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Ilios	Dec. 31, 2013 Ilios	Dec. 31, 2011 Ilios	Dec. 31, 2012 Ilios Private placement to accredited investors	Dec. 31, 2013 Ilios Private placement to accredited investors	Jul. 24, 2009 Ilios Private placement to accredited investors	Dec. 31, 2012 Ilios Private placement to Tecogen	Dec. 31, 2013 Ilios Private placement to Tecogen	Dec. 28, 2012 Ilios Private placement to Tecogen	Dec. 29, 2011 Ilios Private placement to Tecogen	Jun. 03, 2011 Ilios Private placement to Tecogen
Noncontrolling Interest [Line Items]
The Company's ownership percentage in subsidiary			67.40%	65.00%	63.00%
Subsidiary cumulative number of shares sold			1,000,000			1,000,000			1,000,000
Subsidiary sale of stock, price in usd per share							$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Subsidiary aggregate proceeds from stock transactions			$ 750,000			$ 500,000			$ 500,000
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net [Abstract]
Net loss attributable to Tecogen Inc.	(3,449,489)	(1,636,957)
Transfers (to) from the noncontrolling interest
Decrease in Tecogen's paid-in capital for purchase of 1,000,000 Ilios common shares	0	(174,958)
Increase in Tecogen's paid-in capital upon the sale of 1,000,000 Ilios common shares	0	289,606
Net transfers to noncontrolling interest	0	114,648
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest	$ (3,449,489)	$ (1,522,309)